Subsequent Events - Additional Information (Detail) $ in Millions				1 Months Ended	12 Months Ended
	Feb. 10, 2017 USD ($)	Jan. 24, 2017 m³	Jan. 12, 2017 m³	Feb. 28, 2017 USD ($)	Dec. 31, 2016
London [Member]
Subsequent Event [Line Items]
Lease expiration date					Mar. 31, 2017
Subsequent Event [Member] | 2017 Senior Unsecured Bonds [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 100.0
Debt instrument, maturity date	Feb. 10, 2021
Subsequent Event [Member] | 2012 Senior Unsecured Bonds [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 125.0
Debt instrument, redemption percentage	2.00%
Debt instrument, redemption amount	$ 2.5
Subsequent Event [Member] | London [Member]
Subsequent Event [Line Items]
Lease term				10 years
Operating lease future minimum payment per year				$ 1.1
Lease expiration date				Feb. 28, 2022
Subsequent Event [Member] | Semi Refrigerated [Member]
Subsequent Event [Line Items]
Gas carrier cargo capacity | m³		22,000	37,300